SHARE CAPITAL - Schedule of Warrants and Finder's Warrants Outstanding (Parenthetical) (Details)	6 Months Ended
Oct. 31, 2023 $ / shares
Finders Warrants [Member]
Disclosure of classes of share capital [line items]
Warrant exercisable price	$ 16.81